Share Capital and Reserves - Summary of Preference Share Capital (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021 € / shares
5% Cumulative preference shares [member]
Disclosure of classes of share capital [line items]
Par value per share	€ 1.27
Interest rate of cumulative preference shares	5.00%
7% 'A' cumulative preference shares [member]
Disclosure of classes of share capital [line items]
Par value per share	€ 1.27
Interest rate of cumulative preference shares	7.00%